Consolidated statements of financial position - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets		$ 384	$ 419	$ 465
Property, plant and equipment		17,510	16,003	16,413
Right-of-use assets		541	519	524
Investments in associates and joint ventures		1,905	1,529	1,274
Deferred income tax assets, net		17	19	33
Other receivables		205	190	175
Trade receivables		6	43	101
Investment in financial assets		201	25	0
Total non-current assets		20,769	18,747	18,985
Current assets
Assets held for disposal		0	1	6
Inventories	[1]	1,738	1,500	1,191
Contract assets		1	13	10
Other receivables		808	616	409
Trade receivables		1,504	1,305	1,287
Investment in financial assets		319	497	344
Cash and cash equivalents		773	611	650
Total current assets		5,143	4,543	3,897
TOTAL ASSETS		25,912	23,290	22,882
SHAREHOLDERS' EQUITY
Shareholders' contributions		4,507	4,535	4,532
Retained earnings		5,947	3,649	3,525
Shareholders' equity attributable to shareholders of the parent company		10,454	8,184	8,057
Non-controlling interest		98	80	74
TOTAL SHAREHOLDERS' EQUITY		10,552	8,264	8,131
Non-current liabilities
Provisions		2,571	2,519	2,219
Deferred income tax liabilities, net		1,733	1,805	1,423
Income tax liability		26	29	42
Taxes payable		1	2	3
Salaries and social security		1	32	46
Lease liabilities		272	276	288
Loans		5,948	6,534	6,277
Other liabilities		19	9	35
Accounts payable		6	9	8
Total non-current liabilities		10,577	11,215	10,341
Current liabilities
Provisions		199	188	73
Contract liabilities		77	130	81
Income tax liability		27	13	9
Taxes payable		173	143	188
Salaries and social security		297	229	178
Lease liabilities		294	266	263
Loans		1,140	845	1,793
Other liabilities		12	34	108
Accounts payable		2,564	1,963	1,717
Total current liabilities		4,783	3,811	4,410
TOTAL LIABILITIES		15,360	15,026	14,751
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 25,912	$ 23,290	$ 22,882

[1]	As of December 31, 2022, 2021 and 2020, the cost of inventories does not exceed their net realizable value.